UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31

Date of reporting period:     February 28, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
California Tax-Free Income Fund

2.28.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 19

For more information
page 33


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first two months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first two months of 2005 ended with the major indexes either flat or slightly negative. By the end of February, the Dow Jones Industrial Average was essentially flat at 0.25%, as was the S&P 500 Index at -0.38%, while the Nasdaq Composite Index fell by 5.59%. Bonds were also flat in January and February, with the Lehman Brothers Aggregate Bond Index returning 0.03% in the first two months of 2005.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of 11 members -- ten of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of February 28, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from federal
and California per-
sonal income taxes.
In pursuing this
goal, the Fund nor
mally invests at least
80% of its assets in
securities of any
maturity exempt
from federal and
California personal
income tax.

Over the last six months

* Municipal bonds gained ground and outperformed the broad taxable bond market.

* The Fund's emphasis on credit research and individual security selection helped it outperform its benchmark index and peer group average.

* Tobacco-related municipal bonds and transportation bonds contributed positively to Fund performance.

[Bar chart with heading "John Hancock California Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six moths ended February 28, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.02% total return for Class A. The second bar represents the 2.59% total return for Class B. The third bar represents the 2.59% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 4.5%   Foothill/Eastern Transportation Corridor, 1-1-34, 6.000%
 3.6%   Sacramento Power Auth., 7-1-22, 6.000%
 3.5%   Santa Ana Financing Auth., 7-1-24, 6.250%
 2.8%   San Bernardino, County of, 8-1-17, 5.500%
 2.8%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 9.770%
 2.1%   California, State of, 4-1-29, 4.750%
 2.1%   Puerto Rico, Commonwealth of, 7-1-15, 6.500%
 1.9%   Santa Clara County Financing Auth., 5-15-17, 5.500%
 1.7%   California, State of, 4-1-29, 4.750%
 1.7%   Puerto Rico, Commonwealth of, 7-1-18, 7.890%

As a percentage of net assets on February 28, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
California Tax-Free
Income Fund

Recently, Barry Evans rejoined the portfolio management team following the departure from the company of former team member James Colby.

Municipal bonds gained ground during the six months ended February 28, 2005, and outperformed the broad taxable bond market. The economy continued to grow at a moderate pace, with steady consumer spending and erratic but improving job growth. To keep the economy from overheating and sparking higher inflation, the Federal Reserve raised short-term interest rates four times during the six-month period, increasing the federal funds rate from 1.5% to 2.5% -- its highest level since September 2001.

"Municipal bonds gained
 ground during the six months
 ended February 28, 2005, and
 outperformed the broad taxable
 bond market."

As a result, the yield curve flattened during the period as the gap between the yields of short-term and longer-term bonds narrowed. While short-term bond yields rose in lockstep with the Fed rate hikes, long-term bond yields -- which are most sensitive to inflation expectations -- declined slightly, as the Fed's actions boosted investor confidence that inflation was under control. Longer-term municipal bonds performed especially well as taxable-bond investors crossed over to the municipal market to find attractively valued, high-quality long-term bonds.

Another noteworthy trend in the municipal market was the outperformance of lower-quality securities. Low interest rates and reduced municipal issuance left investors hunting for yield and they flocked to the relatively high yields of lower-rated bonds. The strong performance of these securities caused the spread between the yields of high-quality and lower-quality municipal bonds to narrow considerably.

In California, the state's financial situation continued to show gradual improvement. Thanks to the economy's strength, tax revenues came in better than expected, which helped ease some of the state's deficit problems. Nonetheless, the state still faces a budget shortfall in the 2006 fiscal year, and Governor Schwarzenegger and the legislature are in disagreement about how to address these future budget problems.

[Photos of Dianne Sales and Barry Evans, flush right next to first paragraph.]

Fund performance

For the six months ended February 28, 2005, John Hancock California Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 3.02%, 2.59% and 2.59%, respectively, at net asset value. The average California municipal debt fund returned 2.76%, according to Lipper, Inc., 1 while the return of the Lehman Brothers Municipal Bond Index was 2.40%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's outperformance of both the Lipper group average and the index resulted from two main factors. The portfolio's longer-maturity and deep-discount bonds outperformed as the municipal yield curve flattened, and our focus on individual credit research and security selection contributed favorably to performance.

"Tobacco-related municipal bonds
 continued to be the performance
 leaders in the portfolio..."

Tobacco bonds lead the way

Tobacco-related municipal bonds continued to be the performance leaders in the portfolio, gaining nearly 17% as a group during the six-month period. These securities are backed by the proceeds from a legal settlement between the major tobacco companies and the state of California (as well as 45 other states). The Fund's tobacco-backed bonds, which included some issued by Puerto Rico, comprised almost 6% of the portfolio. A favorable ruling in a federal court case and the addition of another tobacco company to the settlement agreement in late 2004 were the primary reasons for the strong performance of tobacco-related bonds.

Although tobacco bonds have performed very well over the past 18 months, we still believe they represent good value and intend to maintain our modest position in these securities.

[Table at top left-hand side of page entitled "Sector distribution." The first listing is General obligation - 17%, the second listing is Revenue bonds - All other - 16%, the third listing is Revenue bonds - Transportation - 14%, the fourth listing is Revenue bonds - Correctional facilities - 10%, the fifth listing is Revenue bonds - Health - 10%, the sixth listing is Revenue bonds - Special tax - 7%, the seventh listing is Revenue bonds - Water & sewer - 7%, the eighth listing is Revenue bonds - Tobacco - 5%, the ninth listing is Revenue bonds - Electric - 5%, the tenth listing is Revenue bonds - Tax allocation - 4% and the eleventh listing is Revenue bonds - Education - 4%.]

Transportation fares well

Another sector of the portfolio that posted solid results was transportation bonds. Improved traffic provided the impetus for the solid performance of toll-road and other transportation bonds. In addition, the search for reliable yield led investors to the transportation sector.

One of the best-performing individual bonds -- and also one of our largest holdings -- was Foothill/Eastern Transportation Corridor bonds, which are backed by private toll roads in Orange County. These securities had declined in value in early 2004 after a planned refinancing of the bonds failed to materialize, but they rebounded over the last six months thanks to growing investor demand for their relatively high yields.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-05." The chart is divided into three sections (from top to right): Revenue bonds 82%, General obligation bonds 17% and Short-term investments & other 1%.]

GO and infrastructure bonds lag

With higher-yielding, lower-quality municipal bonds outperforming, bonds at the opposite end of the quality spectrum trailed the rest of the municipal market. These higher-quality bonds included general obligation
(GO) bonds and essential-service bonds, such as those backed by water and sewer services. Despite higher tax revenues, GO bonds lagged amid further wrangling over the state budget.

One of the only individual issues in the portfolio to decline during the six-month period was our position in Florida Seminole casino bonds, which comprised less than 1% of the portfolio. The IRS

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Rallied in the wake of a favorable federal court ruling." The second listing is Longer-term bonds followed by an up arrow with the phrase "Continued low inflation boosted long-term securities." The third listing is Seminole casino bonds followed by a down arrow with the phrase "Declined after IRS challenge."]

challenged the bonds' issuance, although no final determination has been made and appeals are in progress. Despite the strong financial underpinnings of the Seminole bonds, the IRS challenge had a negative impact on their value.

Outlook

In our view, economic conditions remain fairly positive for bonds. The U.S. economy is experiencing steady growth, but not vigorously enough to ratchet up domestic inflation significantly. Although the Fed has raised short-term rates six times since June 2004 and indicated it will continue to do so in the coming months, the federal funds rate remains low by historical standards. Eventually, we expect long-term rates to trend higher, but it's unclear when this may occur.

"Reduced supply should provide
 some support for the municipal
 market..."

In the municipal market, supply is waning -- issuance of new municipal bonds decreased in 2004 and is expected to decline further in 2005. Reduced supply should provide some support for the municipal market, and municipal bond yields remain attractive relative to other types of bonds.

In this environment, we will continue to pursue our current strategy -- structuring the portfolio to protect shareholders' capital from rising interest rates, while focusing on credit research and individual security selection to identify bonds that provide above-average yield and strong total-return prospects.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
February 28, 2005


                                           Class A      Class B      Class C
Inception date                            12-29-89     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -1.46%       -2.57%        1.37%
Five years                                    5.34         5.14         5.43
Ten years                                     5.83         5.69           --
Since inception                                 --           --         3.89

Cumulative total returns with maximum sales charge (POP)
Six months                                   -1.58        -2.41         1.59
One year                                     -1.46        -2.57         1.37
Five years                                   29.72        28.50        30.26
Ten years                                    76.30        73.91           --
Since inception                                 --           --        25.33

SEC 30-day yield as of February 28, 2005
                                              4.06         3.40         3.40

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,796 as of February 28, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund, without sales charge (NAV), and is equal to $18,467 as of February 28, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund, with maximum sales charge (POP), and is equal to $17,630 as of February 28, 2005.]

                                     Class B 1    Class C 1
Period beginning                     2-28-95       4-1-99

California Tax-Free Income Fund      $17,391      $12,533
Index                                 18,796       13,829

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005.

Account value                          Expenses paid
$1,000.00         Ending value         during period
on 8-31-04          on 2-28-05         ended 2-28-05 1
--------------------------------------------------------
Class A              $1,030.20                 $4.22
Class B               1,025.90                  8.49
Class C               1,025.90                  8.48

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                          Expenses paid
$1,000.00         Ending value         during period
on 8-31-04          on 2-28-05         ended 2-28-05 1
---------------------------------------------------------
Class A              $1,020.63                 $4.20
Class B               1,016.42                  8.45
Class C               1,016.42                  8.44

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.69%, and 1.69% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2005
(unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
Tax-exempt long-term bonds 99.02%                                                                     $348,304,088
(Cost $317,266,608)

California 87.34%                                                                                      307,212,866
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l
Schools Proj (G)                                      7.375%      05-01-18       BB+        $4,300       4,494,102
Rev San Diego Hosp Assn Ser 2001A                     6.125       08-15-20       BBB+        2,000       2,186,280
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub
Imp Proj Ser 1997C                                     Zero       09-01-18       AAA         3,000       1,623,000
Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)                                   10.170       07-16-23       AAA         2,000       2,399,760
Antioch Public Financing Auth,
Rev Ref Reassessment Sub Ser 1998B (G)                5.850       09-02-15       BB+         1,400       1,494,542
Belmont Community Facilities District,
Rev Spec Tax Dist No. 2000 1 Library
Proj Ser 2004A                                        5.750       08-01-24       Aaa         1,000       1,189,600
California County Tobacco Securitization
Agency,
Rev Asset Backed Bond Fresno County
Fdg Corp                                              6.000       06-01-35       BBB         1,765       1,754,322
Rev Asset Backed Bond Kern County
Corp Ser 2002A                                        6.125       06-01-43       BBB         5,000       5,011,000
Rev Asset Backed Bond Stanislaus Fdg
Ser 2002A                                             5.500       06-01-33       Baa3        1,000         954,460
California Department of Water Resources,
Rev Pwr Supply Ser 2002A                              5.375       05-01-21       BBB+        4,000       4,340,000
California Educational Facilities Auth,
Rev Ref Pooled College & Univ Financing
Ser 1993B                                             6.125       06-01-09       Baa2          160         161,182
Rev Univ of San Diego Ser 2002A                       5.500       10-01-32       A2          1,435       1,518,790

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
California (continued)
California Health Facilities Financing Auth,
Rev Catholic Healthcare West Ser 2004G                5.250%      07-01-23       BBB+       $1,000      $1,030,830
Rev Ref Insd de Las Companas Ser 1995A                5.750       07-01-15       AAA         2,000       2,060,040
Rev Ref Insd Hlth Facil-Small Facil
Ser 1994B                                             7.500       04-01-22       A           2,000       2,047,680
California Infrastructure & Economic
Development Bank,
Rev J David Gladstone Inst Proj                       5.250       10-01-34       A-          1,000       1,031,770
Rev Kaiser Hosp Asst I LLC Ser 2001A                  5.550       08-01-31       A           3,000       3,171,750
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas & Electric
Ser 1996A                                             5.350       12-01-16       AAA         1,000       1,079,430
Rev Poll Control Southern Calif Edison Co             6.900       12-01-17       BBB           500         506,550
Rev Poll Control Southern Calif Edison Co
Ser 1985A                                             2.000       03-01-08       BBB         1,500       1,485,270
Rev Solid Waste Disposal Keller Canyon
Landfill Co Proj                                      6.875       11-01-27       BB-         2,000       2,021,200
California Rural Home Mortgage
Finance Auth,
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A                                             7.750       05-01-27       AAA            20          20,134
Rev Single Family Mtg Backed Sec's
Prog Ser 1996A                                        7.550       11-01-26       AAA            25          25,161
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B                             5.000       07-01-23       AA-         5,000       5,323,700
California State Public Works Board,
Rev Lease Dept of Corrections Ser 1996A               5.500       01-01-15       AAA         5,145       5,366,698
Rev Lease Dept of Corrections Ser 1996A               5.250       01-01-21       AAA         4,500       4,590,135
Rev Lease Dept of Corrections Ser 2003C               5.500       06-01-18       A-          5,000       5,553,150
Rev Ref Lease Dept of Corrections State
Prisons Ser 1993A                                     5.000       12-01-19       AAA         5,000       5,446,200
Rev Ref Lease Various Univ of Calif Projs
Ser 1993A                                             5.500       06-01-21       A+          1,250       1,255,337
California Statewide Communities
Development Auth,
Rev Cert of Part Catholic Healthcare West             6.500       07-01-20       BBB+        4,365       4,858,943
Rev Daughters of Charity Health
Ser 2005A                                             5.250       07-01-30       BBB+        1,000       1,026,840
Rev Kaiser Permanente Ser I                           3.450       04-01-35       A           2,000       1,962,700
Rev Ref Cert of Part Univ Corp
Calif State Univ                                      6.000       04-01-26       AAA         1,620       1,691,734

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
California (continued)
California Statewide Financing Auth,
Rev Tobacco Settlement Asset Backed
Bond 2002A                                            6.000%      05-01-37       Baa3       $2,500      $2,469,900
Rev Tobacco Settlement Asset
Backed Bond 2002B                                     6.000       05-01-37       Baa3        4,000       3,951,840
California, State of,
Gen Oblig Unltd                                       5.125       04-01-23       A           2,000       2,119,920
Gen Oblig Unltd                                       5.125       11-01-24       A           3,500       3,686,305
Gen Oblig Unltd Ref (P)                               8.366       03-01-16       AAA         6,255       7,329,109
Gen Oblig Unltd Ref                                   5.000       06-01-31       AAA         2,000       2,076,540
Gen Oblig Unltd Ref                                   4.750       04-01-29       AAA         6,000       6,045,600
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist
No. 90 2 (G)                                          6.000       09-01-33       BB            750         792,413
Rev Spec Tax Cmty Facil Dist
No. 90 2 (G)                                          5.875       09-01-23       BB            500         530,725
Rev Spec Tax Cmty Facil Dist
No. 92 1 (G)                                          7.100       09-01-21       AA          2,090       2,322,241
Rev Spec Tax Cmty Facil Dist
No. 98 2 (G)                                          5.750       09-01-29       BB+         2,470       2,545,557
Carson, City of,
Rev Spec Assessment Imp Bond
Act of 1915 District No. 2001 1 (G)                   6.375       09-02-31       BB+         1,375       1,414,449
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C                                              Zero       09-01-16       AAA         2,145       1,298,411
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap
Facil Ser 1999A                                       5.000       06-01-28       AAA         3,000       3,086,850
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)                       5.875       09-01-23       BB+         1,385       1,423,932
Costa Mesa Public Financing Auth,
Rev Local Agency Ser 1991A (G)                        7.100       08-01-21       BBB           210         212,352
Culver City Redevelopment Finance Auth,
Rev Ref Tax Alloc Sub Ser 1999B (G)                   6.200       11-01-18       BBB-        2,000       2,041,280
Del Mar Race Track Auth,
Rev Ref Ser 1996 (G)                                  6.200       08-15-11       BBB         1,865       1,973,375
Rev Ref Ser 1996 (G)                                  6.000       08-15-06       BBB         1,200       1,220,760
Fairfield Public Financing Auth,
Rev Pennsylvania Ave Storm Drain
Proj Ser 1995A                                        6.500       08-01-21       A           1,085       1,126,447

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
California (continued)
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                             Zero       01-15-25       BBB-       $6,615      $2,070,032
Rev Ref Toll Rd Cap Apprec                             Zero       01-15-36       BBB-       30,000       4,787,400
Rev Ref Toll Rd Sr Lien Ser 1995A                     6.500%      01-01-32       AAA         1,665       1,783,448
Rev Ref Toll Rd Sr Lien Ser 1995A                     6.000       01-01-34       AAA        14,775      15,694,005
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A                                     6.550       09-02-12       BBB+        1,500       1,534,095
Fresno, City of,
Rev Swr Ser A 1                                       5.250       09-01-19       AAA         1,000       1,131,860
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights
Dist No. 1 (G)                                        6.200       09-01-32       BB          1,000       1,034,140
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A                       6.250       06-01-33       BBB         3,000       3,056,940
Rev Asset Backed Bond Ser 2003B                       5.375       06-01-28       A-          3,000       3,145,800
Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)                                         5.700       03-01-28       BBB-        4,000       4,046,800
Irwindale Community Redevelopment Agency,
Rev Ref Tax Alloc Sub Lien
Ind'l Dev Proj (G)                                    7.050       06-01-26       BBB         2,750       2,906,475
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C                              Zero       08-01-26       AAA         1,000         339,940
Lancaster School District,
Rev Ref Cert of Part Cap Apprec                        Zero       04-01-19       AAA         1,730         902,679
Rev Ref Cert of Part Cap Apprec                        Zero       04-01-22       AAA         1,380         602,315
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2
Montecito Ranch (G)                                   6.125       09-01-27       BB          1,200       1,231,164
Long Beach, City of,
Rev Ref Harbor Ser 1998A                              6.000       05-15-18       AAA         2,660       3,094,458
Rev Spec Tax Cmty Facil Dist
No. 6 Pike (G)                                        6.250       10-01-26       BB-         2,500       2,577,400
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business
Park Proj (G)                                         6.400       09-01-22       BB+         1,000       1,053,240

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
California (continued)
Los Angeles Community Redevelopment
Financing Auth,
Rev MultiFamily Grand Central Square
Ser 1993A                                             5.850%      12-01-26       BBB-       $2,000      $2,003,880
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E                                             5.500       07-01-17       AAA         1,500       1,704,105
Millbrae, City of,
Rev Magnolia of Milbrae
Proj Ser 1997A (G)                                    7.375       09-01-27       BB          2,500       2,552,950
Mount Diablo Unified School District,
Gen Oblig Unltd Election of 2002                      5.000       07-01-18       AAA         4,680       5,034,370
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1998B                   Zero       08-01-22       AAA        14,200       5,689,940
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm
Proj Ser 1990A                                        7.000       05-01-13       AAA           100         121,149
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj                       5.000       02-01-17       AAA         2,045       2,123,896
Orange, County of,
Rev Ref Cert of Part Recovery Ser 1996A               5.800       07-01-16       AAA         2,000       2,121,040
Rev Spec Assessment Imp Bond Act 1915
Ltd Oblig (G)                                         5.750       09-02-33       BB+         1,570       1,588,934
Rev Spec Tax Cmty Facil Dist No. 1 Ladera
Ranch Ser 2000A (G)                                   6.250       08-15-30       BB+         1,000       1,093,020
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B                                              Zero       09-01-25       AAA         4,735       1,695,840
Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj                                    6.250       01-01-18       AA-         1,100       1,285,999
Poway, City of,
Rev Ref Cmty Facil Dist
No. 88 1 Pkwy Business Ctr (G)                        6.750       08-15-15       BB          1,000       1,116,600
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)                6.700       09-01-30       BB          1,000       1,047,280
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)                 7.000       07-01-16       BBB+          950         999,172

See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
California (continued)
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside
County Ser 1993A                                      6.500%      06-01-12       A+         $1,000      $1,168,070
Sacramento City Financing Auth,
Rev Convention Ctr Hotel
Sr Ser 1999A (G)                                      6.250       01-01-30       BB+         5,000       5,276,250
Sacramento County Sanitation District,
Rev Ref Ser 2000A                                     5.875       12-01-27       AA          1,500       1,552,185
Sacramento Municipal Utility District,
Rev Ref Electric Ser 2001P                            5.250       08-15-21       AAA         1,000       1,087,770
Sacramento Power Auth,
Rev Cogeneration Proj                                 6.000       07-01-22       BBB        12,000      12,574,680
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B             6.875       08-01-24       AAA           350         461,321
Rev Ref Cert of Part Med Ctr Fin Proj                 5.500       08-01-17       AAA         8,750       9,845,238
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B                   Zero       08-01-21       AAA         1,015         462,728
Gen Oblig Unltd Cap Apprec Ser 2000B                   Zero       08-01-23       AAA         1,080         437,108
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)              9.580       04-23-08       AAA         1,000       1,178,580
Rev Ref Cert of Part Inverse Floater (P)              9.580       04-22-09       AAA           400         486,832
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)                                          Zero       09-01-17       BB          1,600         843,904
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)                                          Zero       09-01-18       BB          1,700         835,992
Rev Ref Tax Alloc City Heights Proj
Ser 1999A (G)                                         5.800       09-01-28       BB          1,395       1,421,868
Rev Tax Alloc City Heights
Ser 1999A (G)                                         5.750       09-01-23       BB          1,000       1,023,920
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1999A                   Zero       07-01-21       AAA         2,500       1,144,275
Gen Oblig Unltd Election of 1998
Ser 2000B                                             5.000       07-01-25       AAA         2,450       2,568,482
San Francisco City & County
Redevelopment Agency,
Rev Cmty Facil Dist No. 6
Mission Ser 2001A (G)                                 6.000       08-01-25       BB          2,500       2,598,250
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A                                             5.000       10-01-13       A-          2,145       2,338,672

See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
California (continued)
San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A Step Coupon
(5.750%, 01-15-07) (O)                                 Zero       01-15-21       BB         $5,000      $4,518,950
Rev Toll Rd Sr Lien                                    Zero       01-01-14       AAA         5,000       3,528,950
Toll Rd Rev Sr Lien                                    Zero       01-01-22       AAA         6,500       2,982,265
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)                                         6.000%      08-01-31       BB          1,305       1,328,555
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog                           5.000       07-01-21       AAA         1,815       1,994,376
Santa Ana Financing Auth,
Rev Lease Police Admin & Holding Facil
Ser 1994A                                             6.250       07-01-19       AAA         1,790       2,186,557
Rev Lease Police Admin & Holding Facil
Ser 1994A                                             6.250       07-01-24       AAA        10,000      12,335,500
Rev Ref Mainplace Proj Ser 1998D (G)                  5.600       09-01-19       BBB-        1,000       1,091,680
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs
Ser 2000B                                             5.500       05-15-17       AAA         6,000       6,675,660
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)             6.000       09-01-30       BB+           500         510,000
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area No. 1 (G)            6.375       09-01-30       BB          1,495       1,524,900
Southern California Home Financing Auth,
Rev Single Family GNMA & FNMA Mtg
Backed Secs Ser 1992A                                 6.750       09-01-22       AAA            25          25,009
Southern California Public Power Auth,
Rev Ref Southern Transm Proj                           Zero       07-01-13       AAA         4,400       3,180,232
Tobacco Securitization Authority of
Northern California,
Rev Asset Backed Bond Ser 2001A                       5.375       06-01-41       BBB         1,000         909,310
Torrance, City of,
Rev Ref Hosp Torrance
Mem Med Ctr Ser 2001A                                 5.500       06-01-31       A+          2,000       2,106,080
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1                 6.375       09-01-35       AAA         1,000       1,139,340

See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                   Interest       Maturity       Credit      Par value
State, issuer, description                             rate       date           rating (A)  (000)           Value
California (continued)
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part                                  5.000%      07-01-19       AAA        $2,500      $2,750,575
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj                                            6.000       09-01-22       AA          3,000       3,598,140

Florida 0.80%                                                                                            2,818,775
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                        10.000       10-01-33       BB          2,500       2,818,775

Puerto Rico 10.88%                                                                                      38,272,447
Childrens Trust Fund (The),
Rev Ref Tobacco Settlement Asset
Backed Bond                                           5.500       05-15-39       BBB         1,000         980,270
Rev Ref Tobacco Settlement Asset
Backed Bond                                           5.375       05-15-33       BBB           965         953,179
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                     9.770       07-01-11       AAA         7,500       9,679,650
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                  6.000       07-01-26       A           1,000       1,023,090
Rev Ref Ser 1996Z                                     6.250       07-01-14       AAA         3,250       3,922,198
Rev Ref Ser 1998A                                     5.000       07-01-38       AAA         5,000       5,195,000
Puerto Rico Ind'l, Tourist, Ed'l,
Med & Environmental Control
Facilities Financing Auth,
Rev Hosp de La Concepcion
Ser 2000A                                             6.500       11-15-20       AA            500         576,090
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                     5.700       08-01-25       BBB+        2,500       2,790,600
Puerto Rico, Commonwealth of,
Gen Oblig Unltd                                       6.500       07-01-15       A-          6,000       7,265,520
Gen Oblig Unltd Ser 975 (P)                           7.890       07-01-18       AAA         5,000       5,886,850

See notes to
financial statements.


17


FINANCIAL STATEMENTS

                                                                                 Interest    Par value
Issuer, description, maturity date                                                   rate        (000)       Value
Short-term investments 0.14%                                                                              $504,000
(Cost $504,000)

Joint Repurchase Agreement 0.14%                                                                           504,000
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. --
Dated 2-28-05, due 3-1-05 (secured
by U.S. Treasury Inflation Indexed Bond
2.375%, due 1-15-25 and U.S. Treasury
Inflation Indexed Notes 2.000% thru
3.500%, due 1-15-11 thru 7-15-14)                                                   2.620%        $504     504,000

Total investments 99.16%                                                                              $348,808,088

Other assets and liabilities, net 0.84%                                                                 $2,950,807

Total net assets 100.00%                                                                              $351,758,895


(A) Credit ratings are unaudited and are rated by Moody's Investors
    Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $317,770,608)                        $348,808,088
Cash                                                                      935
Receivable for shares sold                                            139,147
Interest receivable                                                 4,442,585
Other assets                                                          124,035

Total assets                                                      353,514,790

Liabilities
Payable for investments purchased                                   1,029,970
Payable for shares repurchased                                        272,503
Dividends payable                                                     129,617
Unrealized depreciation of swaps contracts                             37,834
Payable to affiliates
Management fees                                                       138,318
Distribution and service fees                                           9,491
Other                                                                  10,837
Other payables and accrued expenses                                   127,325

Total liabilities                                                   1,755,895

Net assets
Capital paid-in                                                   324,504,283
Accumulated net realized loss on investments                       (3,910,780)
Net unrealized appreciation of investments
and swap contracts                                                 30,999,644
Accumulated net investment income                                     165,748

Net assets                                                       $351,758,895

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($306,853,409 [DIV] 27,918,153 shares)                         $10.99
Class B ($37,873,485 [DIV] 3,446,098 shares)                           $10.99
Class C ($7,032,001 [DIV] 639,806 shares)                              $10.99

Maximum offering price per share
Class A 1 ($10.99 [DIV] 95.5%)                                         $11.51

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
February 28, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $9,626,806

Total investment income                                             9,626,806
Expenses
Investment management fees                                            970,897
Class A distribution and service fees                                 229,513
Class B distribution and service fees                                 200,309
Class C distribution and service fees                                  34,871
Transfer agent fees                                                    72,403
Miscellaneous                                                          43,481
Accounting and legal services fees                                     39,671
Custodian fees                                                         39,063
Professional fees                                                      20,435
Printing                                                               15,221
Trustees' fees                                                          7,771
Registration and filing fees                                            6,358
Interest                                                                1,396

Total expenses                                                      1,681,389

Net investment income                                               7,945,417

Realized and unrealized gain

Net realized gain on investments                                       47,373

Change in net unrealized appreciation (depreciation) of
Investments                                                         1,765,403
Swap contracts                                                        868,892

Net realized and unrealized gain                                    2,681,668

Increase in net assets from operations                            $10,627,085

1 Semiannual period from 9-1-04 through 2-28-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                          Year        Period
                                                         ended         ended
                                                       8-31-04       2-28-05 1
Increase (decrease) in net assets
From operations

Net investment income                              $16,929,825    $7,945,417
Net realized gain                                      704,505        47,373
Change in net unrealized
appreciation (depreciation)                          9,643,079     2,634,295

Increase in net assets resulting
from operations                                     27,277,409    10,627,085

Distributions to shareholders
From net investment income
Class A                                            (14,521,794)   (6,950,464)
Class B                                             (1,897,914)     (739,865)
Class C                                               (300,970)     (128,590)
                                                   (16,720,678)   (7,818,919)
From Fund share transactions                       (24,356,932)   (8,986,618)

Net assets
Beginning of period                                371,737,548   357,937,347

End of period 2                                   $357,937,347  $351,758,895

1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

2 Includes accumulated net investment income of $39,250 and $165,748, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                              8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                        $10.65      $10.69      $11.11        $11.06    $10.60    $10.91
Net investment income 4                      0.56        0.54        0.54          0.53      0.52      0.25
Net realized and unrealized
gain (loss) on investments                   0.04        0.42       (0.06)        (0.47)     0.30      0.08
Total from investment operations             0.60        0.96        0.48          0.06      0.82      0.33
Less distributions
From net investment income                  (0.56)      (0.54)      (0.53)        (0.52)    (0.51)    (0.25)
Net asset value, end of period             $10.69      $11.11      $11.06        $10.60    $10.91    $10.99
Total return 5 (%)                           5.93 6      9.26 6      4.52 6        0.48      7.84      3.02 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                $306        $331        $347          $308      $308      $307
Ratio of expenses
to average net assets (%)                    0.75        0.80        0.84          0.84      0.83      0.84 8
Ratio of adjusted expenses
to average net assets 9 (%)                  0.84        0.82        0.84            --        --        --
Ratio of net investment income
to average net assets (%)                    5.39        5.01        4.95          4.79      4.72      4.61 8
Portfolio turnover (%)                         11          14          15            18        21         8

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                              8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                        $10.65      $10.69      $11.11        $11.06    $10.60    $10.91
Net investment income 4                      0.48        0.46        0.45          0.44      0.42      0.20
Net realized and unrealized
gain (loss) on investments                   0.04        0.42       (0.06)        (0.47)     0.31      0.08
Total from investment operations             0.52        0.88        0.39         (0.03)     0.73      0.28
Less distributions
From net investment income                  (0.48)      (0.46)      (0.44)        (0.43)    (0.42)    (0.20)
Net asset value, end of period             $10.69      $11.11      $11.06        $10.60    $10.91    $10.99
Total return 5 (%)                           5.14 6      8.45 6      3.67 6       (0.37)     6.93      2.59 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                 $81         $80         $65           $55       $43       $38
Ratio of expenses
to average net assets (%)                    1.50        1.55        1.65          1.69      1.69      1.69 8
Ratio of adjusted expenses
to average net assets 9 (%)                  1.69        1.67        1.69            --        --        --
Ratio of net investment income
 average net assets (%)                      4.64        4.26        4.14          3.95      3.87      3.76 8
Portfolio turnover (%)                         11          14          15            18        21         8

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                              8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                        $10.65      $10.69      $11.11        $11.06    $10.60    $10.91
Net investment income 4                      0.47        0.45        0.45          0.43      0.42      0.20
Net realized and unrealized
gain (loss) on investments                   0.04        0.42       (0.06)        (0.47)     0.31      0.08
Total from
investment operations                        0.51        0.87        0.39         (0.04)     0.73      0.28
Less distributions
From net investment income                  (0.47)      (0.45)      (0.44)        (0.42)    (0.42)    (0.20)
Net asset value, end of period             $10.69      $11.11      $11.06        $10.60    $10.91    $10.99
Total return 5 (%)                           5.03 6      8.34 6      3.64 6       (0.37)     6.93      2.59 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                  $3          $4          $8            $9        $7        $7
Ratio of expenses to
average net assets (%)                       1.60        1.65        1.69          1.69      1.69      1.69 8
Ratio of adjusted expenses
to average net assets 9 (%)                  1.69        1.67        1.69            --        --        --
Ratio of net investment income
to average net assets (%)                    4.54        4.16        4.10          3.93      3.87      3.76 8
Portfolio turnover (%)                         11          14          15            18        21         8


1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to 9-1-01, have not been restated to reflect this change in presentation.

3 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock California Tax-Free Income Fund (the "Fund") is a non-diversified open-end management investment company registered under the Investment Company Act of 1940. (The Fund was diversified prior to September 7, 2004.) The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on February
28, 2005:

                    RATE TYPE
            -----------------------
                           PAYMENTS
NOTIONAL    PAYMENTS MADE  RECEIVED                TERMINATION    APPRECIATION
AMOUNT      BY FUND        BY FUND                 DATE          (DEPRECIATION)
-------------------------------------------------------------------------------
$6,000,000  3.63%(a)       Weekly Muni Swap Index  June 2015           $57,902
 6,000,000  3.73%(a)       Weekly Muni Swap Index  June 2015             5,648
 4,000,000  3.78%(a)       Weekly Muni Swap Index  July 2015            (7,819)
 5,500,000  5.02%(a)       Weekly Muni Swap Index  July 2015           (68,317)
15,000,000  3.80%(a)       Weekly Muni Swap Index  Aug 2015            (25,248)
-------------------------------------------------------------------------------
                                                                      ($37,834)

(a) Fixed-rate


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,516,352 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2005 -- $7,774, August 31, 2006 -- $679,515, August 31, 2008 -- $968,588, August 31, 2011 --
$1,269,779 and August 31, 2012 -- $590,696.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the period ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $88,951 and $16,631,727 of exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.50% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2005, JH Funds received net up-front sales charges of $93,355 with regard to sales of Class A shares. Of this amount, $12,698 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $78,262 was paid as sales commissions to unrelated broker-dealers and $2,395 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2005, CDSCs received by JH Funds amounted to $21,310 for Class B shares and $104 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended February 28, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $39,671. The Fund also paid the Adviser the amount of $132 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04          Period ended 2-28-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       2,600,800     $28,211,100       709,873      $7,786,107
Distributions reinvested     750,912       8,150,608       346,480       3,803,662
Repurchased               (4,120,760)    (44,765,031)   (1,398,836)    (15,351,840)
Net decrease                (769,048)    ($8,403,323)     (342,483)    ($3,762,071)

Class B shares
Sold                         187,844      $2,038,740        40,293        $441,457
Distributions reinvested      98,139       1,065,569        35,370         388,161
Repurchased               (1,583,501)    (17,204,330)     (538,459)     (5,910,756)
Net decrease              (1,297,518)   ($14,100,021)     (462,796)    ($5,081,138)

Class C shares
Sold                          42,843        $463,748        68,924        $754,533
Distributions reinvested      19,754         214,347         7,022          77,032
Repurchased                 (234,550)     (2,531,683)      (88,655)       (974,974)
Net decrease                (171,953)    ($1,853,588)      (12,709)      ($143,409)

Net decrease              (2,238,519)   ($24,356,932)     (817,988)   ($8,986,618)

1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.



Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2005, aggregated $28,715,712 and $38,852,826, respectively.

The cost of investments owned on February 28, 2005 including short-term investments, for federal income tax purposes, was $316,534,375. Gross unrealized appreciation and depreciation of investments aggregated $32,587,040 and $313,327, respectively, resulting in net unrealized appreciation of $32,273,713. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a special meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 24,723,343 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                  WITHHELD
                               FOR               AUTHORITY
------------------------------------------------------------
James F. Carlin                24,483,702          239,641
Richard P. Chapman Jr.         24,487,828          235,515
William H. Cunningham          24,475,436          247,907
Ronald R. Dion                 24,481,243          242,100
Charles L. Ladner              24,488,401          234,942
Dr. John A. Moore              24,492,622          230,721
Patti McGill Peterson          24,460,756          262,587
Steven R. Pruchansky           24,481,243          242,100
James A. Shepherdson           24,483,702          239,641

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site   On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy    www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone       Customer service representatives     1-800-225-5291
            24-hour automated information        1-800-338-8080
            TDD line                             1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
California Tax-Free Income Fund.

530SA  2/05
       4/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, February 28, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached
"John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

(c)(3) Code of Ethics for Senior Financial Officers is attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005